Interim Consolidated Balance Sheet - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020
ASSETS
Cash and due from banks	$ 6,250	$ 6,445
Interest-bearing deposits with banks	217,106	164,149
Cash and interest bearing deposits with banks	223,356	170,594
Trading loans, securities, and other (Note 4)	156,351	148,318
Non-trading financial assets at fair value through profit or loss (Note 4)	7,690	8,548
Derivatives (Note 4)	53,596	54,242
Financial assets designated at fair value through profit or loss (Note 4)	4,257	4,739
Financial assets at fair value through other comprehensive income (Notes 4, 5, 6)	98,290	103,285
Total Trading and Non Trading Financial Assets	320,184	319,132
Debt securities at amortized cost, net of allowance for credit losses (Notes 4, 5)	210,206	227,679
Securities purchased under reverse repurchase agreements (Note 4)	156,176	169,162
Loans (Notes 4, 6)
Residential mortgages	253,868	252,219
Consumer instalment and other personal	184,950	185,460
Credit card	30,740	32,334
Business and government	244,370	255,799
Gross loans	713,928	725,812
Allowance for loan losses (Note 6)	(7,932)	(8,289)
Loans, net of allowance for loan losses	705,996	717,523
Other
Customers' liability under acceptances	18,760	14,941
Goodwill (Note 9)	16,540	17,148
Other intangibles	1,999	2,125
Land, buildings, equipment, and other depreciable assets	9,740	10,136
Deferred tax assets (Note 16)	2,229	2,444
Amounts receivable from brokers, dealers, and clients	41,251	33,951
Other assets (Note 10)	17,418	18,856
Total other miscellaneous assets	119,677	111,775
Total assets	1,735,595	1,715,865
LIABILITIES
Trading deposits (Notes 4, 11)	47,154	19,177
Derivatives (Note 4)	56,727	53,203
Securitization liabilities at fair value (Note 4)	13,619	13,718
Financial liabilities designated at fair value through profit or loss (Notes 4, 11)	49,087	59,665
Total financial liabilities other than non-trading deposits and other	166,587	145,763
Deposits (Notes 4, 11)
Personal	635,233	625,200
Banks	22,994	28,969
Business and government	480,969	481,164
Total deposits, other than trading	1,139,196	1,135,333
Other
Acceptances	18,760	14,941
Obligations related to securities sold short (Note 4)	41,768	34,999
Obligations related to securities sold under repurchase agreements (Note 4)	175,672	188,876
Securitization liabilities at amortized cost (Note 4)	15,216	15,768
Amounts payable to brokers, dealers, and clients	37,105	35,143
Insurance-related liabilities	7,604	7,590
Other liabilities (Note 12)	26,879	30,476
Total other miscellaneous liabilities	323,004	327,793
Subordinated notes and debentures (Note 4)	11,383	11,477
Total liabilities	1,640,170	1,620,366
EQUITY
Contributed surplus	121	121
Retained earnings	56,032	53,845
Accumulated other comprehensive income (loss)	11,152	13,437
Total equity	95,425	95,499
Total liabilities and equity	1,735,595	1,715,865
Common shares [member]
EQUITY
Common shares (Note 13)	22,645	22,487
Treasury shares - common (Note 13)	(171)	(37)
Preferred shares [member]
EQUITY
Common shares (Note 13)	5,650	5,650
Treasury shares - common (Note 13)	(4)	(4)
Schwab and TD Ameritrade [member]
Other
Investment in Schwab (Note 7)	$ 11,740	$ 12,174